CONDENSED BALANCE SHEET (Parenthetical) - HEALTHCOR CATALIO ACQUISITION CORP - $ / shares	Jan. 26, 2021	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Ordinary Shares
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		500,000,000	500,000,000
Common shares, shares issued		614,000	0
Common shares, shares outstanding		614,000	0
Class A Ordinary Shares Subject to Redemption
Temporary equity, shares outstanding		20,700,000	0
Temporary equity, redemption value per share		$ 10.00	$ 10.00
Class B Ordinary Shares
Common shares, par value, (per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized		50,000,000	50,000,000
Common shares, shares issued		5,175,000	5,175,000
Common shares, shares outstanding	5,175,000	5,175,000	5,175,000
Number of shares issued	862,500
Class B Ordinary Shares | Over-allotment option
Maximum shares subject to forfeiture			675,000
Common stock subject to redemption
Temporary equity, shares outstanding		20,700,000